Loans - Schedule of Short Term Loans (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short Term Loans [Line Items]
Short-term loans	$ 11,010,854	$ 6,712,972
Guangdong Huaxing Bank [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans	2,144,972	2,054,992
China Guangfa Bank [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans	4,146,945	684,997
Zhongshan Rural Commercial Bank [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans		410,998
Bank of Guangzhou [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans	714,990	684,997
China Resources Bank of Zhuhai CO.LTD [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans		1,369,994
China Bohai Bank Co.,Ltd [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans	714,990	684,997
Construction bank of China [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans	1,143,985
Agricultural Bank of China [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans	714,990
Bank of China [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans	1,429,982
China Everbright BANK CO., LTD [Member]
Schedule of Short Term Loans [Line Items]
Short-term loans		$ 821,997